Inventories (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Inventories

	2020	2019
	RMB million	RMB million
Consumable spare parts and maintenance materials	1,613	1,683
Other supplies	219	264

	1,832	1,947
Less: provision	(72)	(54)

	1,760	1,893

Impairment of Inventory	Provision for inventories is shown as below:

	2020	2019
	RMB million	RMB million
At January 1	54	221
Provision for inventories	56	20
Written off upon disposal	(38)	(187)

At December 31	72	54